Exposures to Ten Largest Borrowers Computed as per RBI Guidelines, Based on Higher of Outstanding Balance or Limit on Loans, Investments (Including Credit Substitutes) and Non-Funded Exposures (Detail)
₨ in Millions, $ in Millions
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Concentration Risk [Line Items]
Total Exposure	₨ 4,766,510.3	$ 76,496.9	₨ 3,877,447.0
Borrower 1
Concentration Risk [Line Items]
Total Exposure	122,795.5	1,970.7	121,954.2
Borrower 1 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	122,505.0		121,804.1
Borrower 1 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	290.5		150.1
Borrower 2
Concentration Risk [Line Items]
Total Exposure	81,088.7	1,301.4	75,240.2
Borrower 2 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	25,516.9		39,740.2
Borrower 2 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	55,571.8		35,500.0
Borrower 3
Concentration Risk [Line Items]
Total Exposure	72,117.2	1,157.4	65,071.3
Borrower 3 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	22,117.2		42,582.3
Borrower 3 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	50,000.0		22,489.0
Borrower 4
Concentration Risk [Line Items]
Total Exposure	65,016.3	1,043.4	42,516.5
Borrower 4 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	65,000.0		26,948.1
Borrower 4 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	16.3		15,568.4
Borrower 5
Concentration Risk [Line Items]
Total Exposure	45,708.4	733.6	42,500.0
Borrower 5 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	23,919.4		42,500.0
Borrower 5 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	21,789.0		0.0
Borrower 6
Concentration Risk [Line Items]
Total Exposure	40,613.7	651.8	36,074.0
Borrower 6 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	38,545.2		12,469.1
Borrower 6 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	2,068.5		23,604.9
Borrower 7
Concentration Risk [Line Items]
Total Exposure	35,094.8	563.2	30,000.0
Borrower 7 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	496.1		30,000.0
Borrower 7 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	34,598.7		0.0
Borrower 8
Concentration Risk [Line Items]
Total Exposure	35,000.0	561.7	29,639.2
Borrower 8 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	35,000.0		27,400.0
Borrower 8 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	0.0		2,239.2
Borrower 9
Concentration Risk [Line Items]
Total Exposure	30,647.5	491.9	26,984.1
Borrower 9 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	15,512.9		26,980.8
Borrower 9 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	15,134.6		3.3
Borrower 10
Concentration Risk [Line Items]
Total Exposure	30,465.9	$ 488.9	26,764.8
Borrower 10 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	15,338.0		18,797.6
Borrower 10 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	₨ 15,127.9		₨ 7,967.2